SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 04, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Short-term deposits	$ 85,000	$ 67,000
Short-term deposits, weighted average interest rate	1.55%	2.40%
Long-term deposits	5,000
Long-term deposits, weighted average interest rate	2.20%
Property, Plant and Equipment [Line Items]
Investment in affiliate				200
Share capital held				4.00%
Severance expense	1,024	1,296	799
Advertising expense	$ 139	$ 67	$ 26
Minimum [Member]
Royalties [Line Items]
Percent of royalty obligation	3.50%
Maximum [Member]
Royalties [Line Items]
Percent of royalty obligation	4.50%
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	6.00%
Computers, software and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	33.00%